Property and Equipment, Net by Geographic Area (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Geographical Information [Line Items]
Property and equipment, net	$ 87.7	$ 78.5
Israel
Schedule Of Geographical Information [Line Items]
Property and equipment, net	77.4	71.6
U.S.
Schedule Of Geographical Information [Line Items]
Property and equipment, net	5.8	3.5
Rest of World
Schedule Of Geographical Information [Line Items]
Property and equipment, net	$ 4.5	$ 3.4